MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

September 30, 2022 (Unaudited)

Mutual Funds (96.4%)	Shares	Value

T. Rowe Price U.S. Equity Research Class I	34,385	$ 1,181,484
Vanguard Tax-Managed Capital Appreciation Adm Class	6,216	1,152,134
Columbia Dividend Income Class I2	38,089	1,009,734
Calvert US Large Cap Core Responsible Index Class I	31,679	994,087
Shelton Nasdaq-100 Index Direct	39,886	971,633
Centre American Select Equity Instl Class	71,562	943,191
T. Rowe Price Dividend Growth	15,003	893,873
Hillman Value No Load	33,934	877,868
Homestead Value	16,139	693,673
Principal Blue Chip Class I	24,797	663,827
Hartford Core Equity Class R6	16,000	611,040
Fidelity Select Medical Tech & Devices	10,761	604,903
T. Rowe Price Value	14,596	557,114
Putnam Large Cap Value Class Y	20,499	547,728
Loomis Sayles Growth Class Y	30,000	535,800
Primecap Odyssey Aggressive Growth	13,998	518,477
Fidelity Large Cap Growth Index	23,566	483,346
Akre Focus Class I	9,000	421,020
Fidelity Mega Cap Stock	25,826	386,364
Fidelity Select Brokerage & Investment Management	3,431	331,000

Total Mutual Funds (Cost $ 13,280,590)		14,378,296

Short-Term Securities (2.9%)

Fidelity Institutional Money Market (Cost $ 428,174)		428,174

Total Short-Term Securities		428,174

Total Investments in Securities (Cost $ 13,708,764) (99.3%)		14,806,470

Net Other Assets and Liabilities (0.7%)		110,416

Net Assets (100%)		$ 14,916,886

As of September 30, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$13,280,590

Unrealized appreciation	2,309,772
Unrealized depreciation	1,212,066
Net unrealized appreciation (depreciation)	1,097,706

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

September 30, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

MH Elite Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 14,378,296	-	-	$ 14,378,296
Short Term Investments	428,174	-	-	428,174
Total Investments in Securities	$ 14,806,470	-	-	$ 14,806,470

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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